Plumb Balanced Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.54%
Banks - 2.70%
JPMorgan Chase & Co.	24,000	$3,732,960

Capital Goods - 2.53%
Lockheed Martin Corp.	9,250	3,499,738

Commercial & Professional Services - 2.74%
Copart, Inc. (a)	25,000	3,295,750
VSE Corp.	10,000	495,100
		3,790,850
Diversified Financials - 1.71%
Discover Financial Services	20,000	2,365,800

Food, Beverage & Tobacco - 2.37%
Constellation Brands, Inc. - Class A	14,000	3,274,460

Health Care Equipment & Services - 2.52%
Guardant Health, Inc. (a)	14,000	1,738,660
Intuitive Surgical, Inc. (a)	1,900	1,747,316
		3,485,976
Media & Entertainment - 2.47%
Alphabet, Inc. - Class A (a)	1,400	3,418,506

Pharmaceuticals, Biotechnology & Life Sciences - 1.17%
Exact Sciences Corp. (a)	13,000	1,616,030

Retailing - 5.09%
Amazon.com, Inc. (a)	1,000	3,440,160
MercadoLibre, Inc. (a)	2,300	3,582,917
		7,023,077
Semiconductors & Semiconductor Equipment - 3.77%
NVIDIA Corp.	6,500	5,200,650

Software & Services - 37.55%
Adobe, Inc. (a)	6,000	3,513,840
Adyen NV - ADR (a) (b)	62,500	3,071,250
ANSYS, Inc. (a)	4,500	1,561,770
Autodesk, Inc. (a)	13,000	3,794,700
Coupa Software, Inc. (a)	9,000	2,358,990
Domo, Inc. (a)	25,000	2,020,750
FleetCor Technologies, Inc. (a)	13,500	3,456,810
Mastercard, Inc. - Class A	12,300	4,490,607
Microsoft Corp.	16,000	4,334,400
Mitek Systems, Inc. (a)	140,000	2,696,400
Olo, Inc. (a)	43,000	1,607,770
Pagseguro Digital Ltd. - ADR (a) (b)	45,000	2,516,400
Paya Holdings, Inc. (a)	40,000	440,800
PayPal Holdings, Inc. (a)	15,500	4,517,940
Square, Inc. (a)	11,000	2,681,800
Tyler Technologies, Inc. (a)	3,200	1,447,584
Visa, Inc. - Class A	19,000	4,442,580
WEX, Inc. (a)	15,000	2,908,500
		51,862,891
Technology Hardware & Equipment - 2.92%
Apple, Inc.	25,000	3,424,000
Red Cat Holdings, Inc. (a)	235,000	611,000
		4,035,000
TOTAL COMMON STOCKS (Cost $52,648,246)		93,305,938

CORPORATE BONDS - 31.23%	Principal Amount
Automobiles & Components - 0.37%
Toyota Industries Corp. (b)
3.11%, 03/12/2022	500,000	508,895

Banks - 8.12%
Bank OZK
5.50%, (3 Month LIBOR USD + 4.43%) 07/01/2026 (c)	2,985,000	2,985,000
Citigroup, Inc.
1.53%, (3 Month LIBOR USD + 1.35%) 04/25/2024 (c)	500,000	507,270
4.70%, (SOFR + 3.23%) Perpetual Maturity (c)	600,000	620,235
Home BancShares, Inc.
5.63%, (3 Month LIBOR USD + 3.58%) 04/15/2027 (c)	2,295,000	2,355,023
JPMorgan Chase & Co.
6.75%, (3 Month LIBOR USD + 3.78%) Perpetual Maturity (c)	2,325,000	2,579,529
Pinnacle Financial Partners, Inc.
4.13%, (3 Month LIBOR USD + 2.78%) 09/15/2029 (c)	1,575,000	1,620,608
TriState Capital Holdings, Inc.
5.75%, (3 Month LIBOR USD + 5.36%) 05/15/2030 (c)	500,000	540,606
		11,208,271
Capital Goods - 2.21%
Carlisle Cos, Inc.
3.50%, 12/01/2024	500,000	539,882
General Electric Co.
1.12%, (3 Month LIBOR USD + 1.00%) 03/15/2023 (c)	1,000,000	1,012,280
Owens Corning
4.20%, 12/15/2022	1,200,000	1,248,551
Raytheon Technologies Corp.
3.10%, 11/15/2021	250,000	250,908
		3,051,621
Consumer Services - 2.15%
Expedia Group, Inc.
5.00%, 02/15/2026	2,600,000	2,967,678

Diversified Financials - 5.50%
Discover Financial Services
6.13%, (H15T5Y + 5.78%) Perpetual Maturity (c)	250,000	281,488
General Motors Financial Co., Inc.
3.45%, 01/14/2022	2,500,000	2,535,062
The Charles Schwab Corp.
5.38%, (H15T5Y + 4.97%) Perpetual Maturity (c)	1,000,000	1,107,800
The Goldman Sachs Group, Inc.
1.89%, (3 Month LIBOR USD + 1.70%) 04/05/2026 (c)	1,000,000	1,023,478
Toyota Motor Credit Corp.
1.15%, 05/26/2022	2,625,000	2,647,754
		7,595,582
Food, Beverage & Tobacco - 0.63%
General Mills, Inc.
3.15%, 12/15/2021	450,000	452,712
PepsiCo., Inc.
0.72%, (3 Month LIBOR USD + 0.53%) 10/06/2021 (c)	410,000	410,641
		863,353
Health Care Equipment & Services - 1.65%
CVS Pass-Through Trust
6.94%, 01/10/2030	189,009	230,095
Kaiser Foundation Hospitals
3.50%, 04/01/2022	2,000,000	2,045,995
		2,276,090
Insurance - 1.17%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,000,000	1,056,218
Old Republic International Corp.
4.88%, 10/01/2024	500,000	559,052
		1,615,270
Pharmaceuticals, Biotechnology & Life Sciences - 0.92%
Amgen, Inc.
3.63%, 05/15/2022	1,250,000	1,272,754

Semiconductors & Semiconductor Equipment - 1.98%
Qorvo, Inc.
4.38%, 10/15/2029	2,500,000	2,728,600

Software & Services - 5.63%
CDK Global, Inc.
4.88%, 06/01/2027	2,000,000	2,120,670
PayPal Holdings, Inc.
2.20%, 09/26/2022	1,548,000	1,585,252
VeriSign, Inc.
4.75%, 07/15/2027	2,000,000	2,125,000
VMware, Inc.
3.90%, 08/21/2027	1,750,000	1,947,285
		7,778,207
Technology Hardware & Equipment - 0.90%
Motorola Solutions, Inc.
4.00%, 09/01/2024	1,135,000	1,242,444

TOTAL CORPORATE BONDS (Cost $42,625,956)		43,108,765

SHORT TERM INVESTMENT - 0.74%	Shares
Money Market Fund - 0.74%
First American Government Obligations Fund - Class X - 0.03% (d)	1,015,469	1,015,469
TOTAL SHORT TERM INVESTMENT (Cost $1,015,469)		1,015,469

Total Investments (Cost $96,289,671) - 99.51%		137,430,172
Other Assets in Excess of Liabilities - 0.49%		673,466
TOTAL NET ASSETS - 100.00%		$138,103,638

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
H15T5Y - 5 Year Treasury Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Netherlands 2.22%, Cayman Islands: 1.82%, Japan: 0.37%.
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of June 30, 2021.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of the Schedule of Investments.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of June 30, 2021.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$93,305,938	$-	$-	$93,305,938
Corporate Bonds*	-	43,108,765	-	43,108,765
Money Market Fund	1,015,469	-	-	1,015,469
Total	$94,321,407	$43,108,765	$-	$137,430,172

*For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended June 30, 2021, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

The accompanying notes are an integral part of the Schedule of Investments.